Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Common stocks: 85.40%
Communication services: 0.09%
Diversified telecommunication services: 0.09%
Intelsat SA ‡	3,909	$ 115,316
Energy: 0.22%
Energy equipment & services: 0.12%
Bristow Group Incorporated	4,714	149,858
Oil, gas & consumable fuels: 0.10%
Denbury Incorporated †	1,631	119,291
Financials: 0.17%
Mortgage REITs: 0.17%
Blackstone Mortgage Trust Incorporated Class A	2,257	70,215
Ladder Capital Corporation	6,254	72,296
Starwood Property Trust Incorporated	2,796	66,796
		209,307
Utilities: 84.92%
Electric utilities: 48.53%
Alliant Energy Corporation	29,270	1,868,011
American Electric Power Company Incorporated	59,781	6,099,455
Constellation Energy Corporation	32,414	2,012,261
Duke Energy Corporation	61,621	6,933,595
Entergy Corporation	22,292	2,682,173
Evergy Incorporated	29,385	2,055,187
Eversource Energy	29,400	2,714,208
Exelon Corporation	112,190	5,514,139
FirstEnergy Corporation	61,615	2,646,980
NextEra Energy Incorporated	219,946	16,647,713
The Southern Company	72,666	5,497,910
Xcel Energy Incorporated	71,281	5,370,311
		60,041,943
Gas utilities: 3.95%
Atmos Energy Corporation	29,092	3,383,691
ONE Gas Incorporated	17,268	1,502,661
		4,886,352
Multi-utilities: 29.98%
Ameren Corporation	38,992	3,711,648
CenterPoint Energy Incorporated	114,071	3,655,976
CMS Energy Corporation	59,487	4,225,956
Dominion Energy Incorporated	81,959	6,902,587
DTE Energy Company	31,881	4,230,928
Public Service Enterprise Group Incorporated	55,246	3,786,561
Sempra Energy	38,379	6,288,783
WEC Energy Group Incorporated	40,869	4,294,106
		37,096,545
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Water utilities: 2.46%
American Water Works Company Incorporated	20,113	$ 3,042,091
Total Common stocks (Cost $82,679,700)		105,660,703

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 30.02%
Communication services: 4.57%
Diversified telecommunication services: 0.31%
Cablevision Lightpath LLC 144A	3.88%	9-15-2027	$ 30,000	26,464
Cablevision Lightpath LLC 144A	5.63	9-15-2028	105,000	83,738
Level 3 Financing Incorporated 144A	3.63	1-15-2029	155,000	130,975
Level 3 Financing Incorporated 144A	4.25	7-1-2028	100,000	87,750
Level 3 Financing Incorporated 144A	4.63	9-15-2027	50,000	46,063
				374,990
Entertainment: 0.46%
CEC Entertainment LLC 144A	6.75	5-1-2026	125,000	111,988
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	185,000	170,644
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	48,000	47,520
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	225,000	232,889
				563,041
Interactive media & services: 0.11%
Rackspace Technology Company 144A	5.38	12-1-2028	175,000	138,362
Media: 3.60%
CCO Holdings LLC 144A	4.25	1-15-2034	100,000	82,837
CCO Holdings LLC 144A	4.50	8-15-2030	270,000	243,837
CCO Holdings LLC	4.50	5-1-2032	50,000	43,990
CCO Holdings LLC 144A	5.00	2-1-2028	25,000	24,221
CCO Holdings LLC 144A	5.13	5-1-2027	225,000	221,760
CCO Holdings LLC 144A	5.50	5-1-2026	2,000	2,002
Cinemark USA Incorporated 144A	5.25	7-15-2028	235,000	211,166
Cinemark USA Incorporated 144A	5.88	3-15-2026	65,000	61,726
Cinemark USA Incorporated 144A	8.75	5-1-2025	110,000	113,311
Clear Channel Outdoor Holdings 144A	5.13	8-15-2027	65,000	59,729
CSC Holdings LLC 144A	4.63	12-1-2030	200,000	157,020
CSC Holdings LLC 144A	5.75	1-15-2030	150,000	125,364
CSC Holdings LLC 144A	6.50	2-1-2029	200,000	196,936
DIRECTV Financing LLC 144A	5.88	8-15-2027	145,000	136,735
DISH DBS Corporation 144A	5.75	12-1-2028	265,000	216,301
Gray Escrow II Incorporated 144A	5.38	11-15-2031	400,000	364,286
Gray Television Incorporated 144A	4.75	10-15-2030	250,000	219,658
Lamar Media Corporation	4.00	2-15-2030	80,000	74,059
Match Group Holdings II LLC 144A	5.63	2-15-2029	225,000	218,745
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	125,000	117,813
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	125,000	124,691
Outfront Media Capital Corporation 144A	4.63	3-15-2030	125,000	107,329
Outfront Media Capital Corporation 144A	5.00	8-15-2027	25,000	23,378
QVC Incorporated	4.38	9-1-2028	200,000	163,613
QVC Incorporated	4.75	2-15-2027	425,000	367,149
QVC Incorporated	5.95	3-15-2043	95,000	68,875
Salem Media Group Incorporated 144A	6.75	6-1-2024	170,000	167,450
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	35,000	31,672
See accompanying notes to portfolio of investments

2  |  Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Scripps Escrow II Incorporated 144A	5.38%	1-15-2031	$ 215,000	$ 188,370
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	50,000	47,331
Townsquare Media Incorporated 144A	6.88	2-1-2026	285,000	275,484
				4,456,838
Wireless telecommunication services: 0.09%
T-Mobile USA Incorporated	3.50	4-15-2031	125,000	114,098
Consumer discretionary: 3.91%
Auto components: 0.42%
Allison Transmission Incorporated 144A	5.88	6-1-2029	170,000	170,340
Clarios Global LP 144A	6.25	5-15-2026	90,000	90,280
Cooper Tire & Rubber Company	7.63	3-15-2027	257,000	260,255
				520,875
Automobiles: 0.08%
Ford Motor Company	3.25	2-12-2032	125,000	105,669
Diversified consumer services: 0.12%
Service Corporation International	7.50	4-1-2027	140,000	151,607
Hotels, restaurants & leisure: 1.83%
Carnival Corporation 144A	4.00	8-1-2028	150,000	135,990
Carnival Corporation 144A	6.00	5-1-2029	120,000	101,400
Carnival Corporation 144A	7.63	3-1-2026	203,000	190,353
Carnival Corporation 144A	9.88	8-1-2027	100,000	106,013
Carnival Corporation 144A	10.50	2-1-2026	60,000	64,590
CCM Merger Incorporated 144A	6.38	5-1-2026	475,000	458,346
Cedar Fair LP 144A	5.50	5-1-2025	60,000	60,913
NCL Corporation Limited 144A	5.88	3-15-2026	155,000	139,655
NCL Corporation Limited 144A	5.88	2-15-2027	170,000	158,374
NCL Corporation Limited 144A	7.75	2-15-2029	110,000	98,725
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	25,000	21,231
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	95,000	83,363
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	150,000	126,587
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	250,000	255,000
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	100,000	104,006
Six Flags Entertainment Company 144A	5.50	4-15-2027	50,000	48,720
Six Flags Entertainment Company 144A	7.00	7-1-2025	110,000	113,850
				2,267,116
Household durables: 0.26%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	115,000	113,972
WASH Multifamily Acquisition Incorporated 144A	5.75	4-15-2026	210,000	208,291
				322,263
Multiline retail: 0.29%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	120,000	98,400
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	245,000	230,652
Macy's Retail Holdings LLC 144A	6.13	3-15-2032	30,000	26,925
				355,977
Specialty retail: 0.76%
GAP Incorporated 144A	3.88	10-1-2031	90,000	64,125
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty retail (continued)
Group 1 Automotive Incorporated 144A	4.00%	8-15-2028	$ 120,000	$ 109,290
Lithia Motors Incorporated 144A	3.88	6-1-2029	80,000	73,879
Michaels Companies Incorporated 144A	7.88	5-1-2029	280,000	200,645
NMG Holding Company Incorporated 144A	7.13	4-1-2026	200,000	198,318
Rent-A-Center Incorporated 144A	6.38	2-15-2029	330,000	289,182
				935,439
Textiles, apparel & luxury goods: 0.15%
G-III Apparel Group Limited 144A	7.88	8-15-2025	180,000	182,934
Consumer staples: 0.22%
Food products: 0.22%
CHS Incorporated 144A	5.25	5-15-2030	85,000	73,221
CHS Incorporated 144A	6.00	1-15-2029	10,000	9,061
CHS Incorporated 144A	6.88	4-15-2029	235,000	183,606
				265,888
Energy: 5.96%
Energy equipment & services: 1.37%
Bristow Group Incorporated 144A	6.88	3-1-2028	375,000	355,911
Hilcorp Energy Company 144A	5.75	2-1-2029	55,000	53,884
Hilcorp Energy Company 144A	6.00	4-15-2030	30,000	29,175
Hilcorp Energy Company 144A	6.00	2-1-2031	55,000	53,598
Hilcorp Energy Company 144A	6.25	11-1-2028	75,000	75,563
Hilcorp Energy Company 144A	6.25	4-15-2032	30,000	29,245
Nabors Industries Limited 144A	7.25	1-15-2026	50,000	48,431
Oceaneering International Incorporated	4.65	11-15-2024	80,000	78,558
Oceaneering International Incorporated	6.00	2-1-2028	225,000	206,351
Pattern Energy Operations LP 144A	4.50	8-15-2028	500,000	469,260
USA Compression Partners LP	6.88	4-1-2026	150,000	146,438
USA Compression Partners LP	6.88	9-1-2027	100,000	96,282
W.R. Grace Holdings LLC 144A	5.63	8-15-2029	70,000	57,400
				1,700,096
Oil, gas & consumable fuels: 4.59%
Aethon United 144A	8.25	2-15-2026	430,000	438,600
Antero Resources Corporation 144A	5.38	3-1-2030	115,000	116,636
Antero Resources Corporation 144A	8.38	7-15-2026	108,000	117,450
Archrock Partners LP 144A	6.25	4-1-2028	135,000	131,625
Archrock Partners LP 144A	6.88	4-1-2027	125,000	123,941
Buckeye Partners LP 144A	4.50	3-1-2028	25,000	23,274
Buckeye Partners LP	5.85	11-15-2043	150,000	116,970
Cheniere Energy Partners LP 144A	3.25	1-31-2032	135,000	118,017
Cheniere Energy Partners LP	4.50	10-1-2029	75,000	73,167
Comstock Resources Incorporated 144A	5.88	1-15-2030	40,000	38,170
CQP Holdco LP 144A	5.50	6-15-2031	250,000	236,798
DCP Midstream Operating Company	5.13	5-15-2029	95,000	95,010
DT Midstream Incorporated 144A	4.13	6-15-2029	85,000	79,592
DT Midstream Incorporated 144A	4.38	6-15-2031	155,000	144,150
Encino Acquisition Partners Company 144A	8.50	5-1-2028	355,000	355,000
EnLink Midstream Partners LP	5.05	4-1-2045	210,000	166,271
EnLink Midstream Partners LP	5.38	6-1-2029	297,000	288,316
EnLink Midstream Partners LP	5.45	6-1-2047	105,000	84,097
See accompanying notes to portfolio of investments

4  |  Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
EnLink Midstream Partners LP	5.60%	4-1-2044	$ 75,000	$ 60,776
EnLink Midstream Partners LP 144A	5.63	1-15-2028	35,000	34,781
Enviva Partners LP 144A	6.50	1-15-2026	600,000	600,000
EQM Midstream Partners 144A	7.50	6-1-2027	5,000	5,000
EQM Midstream Partners 144A	7.50	6-1-2030	5,000	5,000
Harvest Midstream LP 144A	7.50	9-1-2028	120,000	120,386
Hess Midstream Operation Company 144A	5.50	10-15-2030	30,000	29,592
Murphy Oil Corporation	5.75	8-15-2025	15,000	15,224
Murphy Oil Corporation	5.88	12-1-2027	25,000	25,253
Murphy Oil Corporation	6.13	12-1-2042	75,000	64,875
Murphy Oil Corporation	6.38	7-15-2028	135,000	138,486
Nabors Industries Limited 144A	7.38	5-15-2027	130,000	131,091
New Fortress Energy Incorporated 144A	6.50	9-30-2026	305,000	297,012
Occidental Petroleum Corporation	6.45	9-15-2036	475,000	531,368
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	180,000	160,391
Southwestern Energy Company	4.75	2-1-2032	130,000	127,048
Southwestern Energy Company	7.75	10-1-2027	41,000	43,246
Southwestern Energy Company	8.38	9-15-2028	110,000	120,537
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	125,000	112,569
Tallgrass Energy Partners LP 144A	6.00	9-1-2031	75,000	66,137
Venture Global LNG Incorporated 144A	3.88	11-1-2033	35,000	31,763
Western Midstream Operating LP	5.30	3-1-2048	225,000	205,855
				5,673,474
Financials: 5.47%
Capital markets: 0.41%
Coinbase Global Incorporated 144A	3.63	10-1-2031	190,000	128,250
MSCI Incorporated 144A	3.25	8-15-2033	55,000	47,940
MSCI Incorporated 144A	4.00	11-15-2029	120,000	113,616
Oppenheimer Holdings Incorporated	5.50	10-1-2025	215,000	215,000
				504,806
Consumer finance: 2.47%
FirstCash Incorporated 144A	4.63	9-1-2028	80,000	72,616
FirstCash Incorporated 144A	5.63	1-1-2030	125,000	119,182
Ford Motor Credit Company LLC	4.39	1-8-2026	400,000	387,119
Ford Motor Credit Company LLC	5.11	5-3-2029	535,000	521,422
LFS TopCo LLC 144A	5.88	10-15-2026	120,000	107,480
Navient Corporation	5.00	3-15-2027	195,000	179,400
Navient Corporation	5.50	3-15-2029	185,000	161,459
Navient Corporation	5.63	8-1-2033	125,000	98,261
Navient Corporation	5.88	10-25-2024	225,000	225,686
OneMain Finance Corporation	5.38	11-15-2029	75,000	69,304
OneMain Finance Corporation	6.13	3-15-2024	50,000	50,507
OneMain Finance Corporation	6.63	1-15-2028	50,000	50,063
OneMain Finance Corporation	7.13	3-15-2026	125,000	128,000
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	160,000	134,400
PRA Group Incorporated 144A	5.00	10-1-2029	320,000	287,509
PROG Holdings Incorporated 144A	6.00	11-15-2029	110,000	97,485
Rocket Mortgage LLC 144A	2.88	10-15-2026	190,000	169,957
Rocket Mortgage LLC 144A	4.00	10-15-2033	155,000	127,100
Springleaf Finance Corporation	8.25	10-1-2023	65,000	66,625
				3,053,575
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.77%
Hat Holdings LLC 144A	3.38%	6-15-2026	$ 120,000	$ 111,021
Hat Holdings LLC 144A	6.00	4-15-2025	125,000	126,671
Jefferies Finance LLC 144A	5.00	8-15-2028	140,000	126,260
LPL Holdings Incorporated 144A	4.38	5-15-2031	210,000	188,738
LPL Holdings Incorporated 144A	4.63	11-15-2027	200,000	195,000
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	225,000	212,625
				960,315
Insurance: 0.54%
Amwins Group Incorporated 144A	4.88	6-30-2029	210,000	194,465
AssuredPartners Incorporated 144A	5.63	1-15-2029	135,000	117,523
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	240,000	204,206
HUB International Limited 144A	5.63	12-1-2029	65,000	60,613
HUB International Limited 144A	7.00	5-1-2026	55,000	55,543
Ryan Specialty Group LLC 144A	4.38	2-1-2030	40,000	36,003
				668,353
Mortgage REITs: 0.41%
Blackstone Mortgage Trust Incorporated 144A	3.75	1-15-2027	125,000	114,063
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	185,000	174,353
Starwood Property Trust Incorporated	4.75	3-15-2025	90,000	88,989
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	130,000	130,650
				508,055
Thrifts & mortgage finance: 0.87%
Enact Holdings Incorporated 144A	6.50	8-15-2025	460,000	461,205
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	50,000	45,085
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	195,000	175,500
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	195,000	186,713
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	235,000	206,363
				1,074,866
Health care: 1.21%
Health care equipment & supplies: 0.10%
Avantor Funding Incorporated 144A	3.88	11-1-2029	80,000	74,259
Surgery Center Holdings Incorporated 144A	10.00	4-15-2027	55,000	55,858
				130,117
Health care providers & services: 0.89%
180 Medical Incorporated 144A	3.88	10-15-2029	200,000	181,989
Air Methods Corporation 144A	8.00	5-15-2025	280,000	193,628
Davita Incorporated 144A	4.63	6-1-2030	195,000	169,406
Encompass Health Corporation	4.63	4-1-2031	35,000	31,019
Encompass Health Corporation	5.75	9-15-2025	75,000	75,758
Mednax Incorporated 144A	5.38	2-15-2030	110,000	96,637
Select Medical Corporation 144A	6.25	8-15-2026	255,000	254,380
Tenet Healthcare Corporation 144A	4.88	1-1-2026	100,000	99,776
				1,102,593
Health care technology: 0.16%
IQVIA Incorporated 144A	5.00	10-15-2026	200,000	199,423
See accompanying notes to portfolio of investments

6  |  Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Life sciences tools & services: 0.06%
Charles River Laboratories Incorporated 144A	4.00%	3-15-2031	$ 50,000	$ 46,080
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	25,000	24,184
				70,264
Industrials: 3.78%
Aerospace & defense: 0.78%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	335,000	330,813
Spirit AeroSystems Holdings Incorporated 144A	7.50	4-15-2025	157,000	158,258
TransDigm Group Incorporated 144A	6.25	3-15-2026	145,000	147,503
TransDigm Group Incorporated	6.38	6-15-2026	75,000	74,438
TransDigm Group Incorporated	7.50	3-15-2027	245,000	249,308
				960,320
Airlines: 0.59%
American Airlines Group Incorporated 144A	5.75	4-20-2029	90,000	86,963
Hawaiian Airlines Incorporated	3.90	7-15-2027	155,749	137,053
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	375,000	372,471
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	130,000	136,097
				732,584
Commercial services & supplies: 0.78%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	385,000	311,504
Aramark Services Incorporated 144A	6.38	5-1-2025	130,000	133,234
CoreCivic Incorporated	8.25	4-15-2026	325,000	334,516
Covanta Holding Incorporated 144A	4.88	12-1-2029	215,000	189,137
				968,391
Construction & engineering: 0.09%
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	125,000	117,500
Electronic equipment, instruments & components: 0.16%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	185,000	192,076
Machinery: 0.61%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	165,000	163,763
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	300,000	292,500
Werner FinCo LP 144A	8.75	7-15-2025	295,000	300,163
				756,426
Road & rail: 0.46%
Uber Technologies Incorporated 144A	4.50	8-15-2029	300,000	271,328
Uber Technologies Incorporated 144A	8.00	11-1-2026	285,000	294,549
				565,877
Trading companies & distributors: 0.31%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	150,000	128,955
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	215,000	210,163
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	43,000	43,686
				382,804
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  7

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 1.40%
Communications equipment: 0.11%
Ciena Corporation 144A	4.00%	1-31-2030	$ 80,000	$ 73,600
CommScope Technologies LLC 144A	5.00	3-15-2027	85,000	70,869
				144,469
IT services: 0.49%
Sabre GLBL Incorporated 144A	7.38	9-1-2025	40,000	39,500
Sabre GLBL Incorporated 144A	9.25	4-15-2025	545,000	564,031
				603,531
Software: 0.80%
Fair Isaac Corporation 144A	5.25	5-15-2026	220,000	219,725
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	125,000	117,616
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	275,000	244,750
NCR Corporation 144A	5.13	4-15-2029	40,000	38,147
NCR Corporation 144A	6.13	9-1-2029	175,000	166,307
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	199,870
				986,415
Materials: 1.54%
Chemicals: 0.28%
Chemours Company 144A	4.63	11-15-2029	185,000	167,194
Olympus Water US Holding Corporation 144A	4.25	10-1-2028	200,000	182,176
				349,370
Containers & packaging: 0.93%
Ball Corporation	2.88	8-15-2030	345,000	298,425
Berry Global Incorporated 144A	5.63	7-15-2027	270,000	268,159
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	135,000	121,284
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	225,000	232,875
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	75,000	75,360
Sealed Air Corporation 144A	5.00	4-15-2029	60,000	59,539
Sealed Air Corporation 144A	5.13	12-1-2024	100,000	100,500
				1,156,142
Metals & mining: 0.31%
Arches Buyer Incorporated 144A	4.25	6-1-2028	125,000	114,110
Cleveland-Cliffs Incorporated 144A	4.88	3-1-2031	150,000	141,462
Cleveland-Cliffs Incorporated	5.88	6-1-2027	80,000	79,400
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	50,000	45,971
				380,943
Paper & forest products: 0.02%
Clearwater Paper Corporation 144A	4.75	8-15-2028	20,000	17,989
Real estate: 0.76%
Equity REITs: 0.76%
Iron Mountain Incorporated 144A	4.50	2-15-2031	250,000	224,276
Iron Mountain Incorporated 144A	5.25	7-15-2030	265,000	253,075
Service Properties Trust Company	3.95	1-15-2028	130,000	100,705
Service Properties Trust Company	4.38	2-15-2030	100,000	73,500
Service Properties Trust Company	4.75	10-1-2026	100,000	83,557
See accompanying notes to portfolio of investments

8  |  Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Service Properties Trust Company	4.95%	2-15-2027	$ 150,000	$ 124,670
Service Properties Trust Company	5.25	2-15-2026	75,000	63,728
Service Properties Trust Company	7.50	9-15-2025	15,000	14,855
				938,366
Utilities: 1.20%
Electric utilities: 0.35%
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	2,000	1,970
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	125,000	121,279
PG&E Corporation	5.00	7-1-2028	25,000	23,624
PG&E Corporation	5.25	7-1-2030	315,000	290,584
				437,457
Independent power & renewable electricity producers: 0.85%
NSG Holdings LLC 144A	7.75	12-15-2025	253,523	253,523
TerraForm Power Operating LLC 144A	4.75	1-15-2030	175,000	165,813
TerraForm Power Operating LLC 144A	5.00	1-31-2028	425,000	407,418
Vistra Operations Company LLC 144A	5.63	2-15-2027	225,000	225,113
				1,051,867
Total Corporate bonds and notes (Cost $39,279,613)				37,143,561
Loans: 2.60%
Communication services: 0.29%
Media: 0.29%
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	6.06	8-2-2027	224,425	216,756
Hubbard Radio LLC (3 Month LIBOR +4.25%) ±	5.31	3-28-2025	140,155	136,301
				353,057
Consumer discretionary: 0.26%
Auto components: 0.09%
Truck Hero Incorporated (1 Month LIBOR +3.25%) ±	4.31	1-31-2028	119,098	107,635
Household durables: 0.07%
Wilsonart LLC (1 Month LIBOR +3.25%) ±	4.25	12-31-2026	88,876	81,988
Multiline retail: 0.04%
LSF9 Atlantis Holdings LLC (U.S. SOFR +7.25%) ±	8.00	3-31-2029	55,000	50,142
Specialty retail: 0.06%
Great Outdoors Group LLC (1 Month LIBOR +3.75%) ±	4.81	3-6-2028	84,163	79,702
Consumer staples: 0.00%
Food products: 0.00%
Naked Juice LLC (U.S. SOFR +3.25%) <±	4.23	1-24-2029	1,364	1,333
Energy: 0.10%
Oil, gas & consumable fuels: 0.10%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	5.51	9-29-2028	125,035	121,805
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  9

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 0.87%
Diversified financial services: 0.64%
Intelsat Jackson Holdings SA (U.S. SOFR +4.25%) <±	4.92%	2-1-2029	$ 249,364	$ 234,402
Mallinckrodt International Finance SA (3 Month LIBOR +5.25%) ±	6.25	9-24-2024	234,423	202,213
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	5.26	4-30-2024	94,143	89,200
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) ‡±	9.24	4-30-2025	105,857	100,299
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	5.00	5-30-2025	173,589	163,825
				789,939
Insurance: 0.13%
Asurion LLC (1 Month LIBOR +5.25%) ±	6.31	1-31-2028	180,000	161,401
Mortgage REITs: 0.10%
Claros Mortgage Trust Incorporated (U.S. SOFR +4.50%) ‡±	5.00	8-9-2026	134,663	129,949
Health care: 0.20%
Health care equipment & supplies: 0.11%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.60	8-31-2026	143,179	136,875
Pharmaceuticals: 0.09%
Bausch Health Companies Incorporated (U.S. SOFR +5.25%) <±	5.75	2-1-2027	120,000	109,500
Industrials: 0.76%
Airlines: 0.21%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	250,000	253,333
Commercial services & supplies: 0.32%
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	5.06	6-2-2028	163,525	155,738
Ring Container Technologies (1 Month LIBOR +3.75%) ±	4.27	8-12-2028	34,913	33,789
The Geo Group Incorporated (3 Month LIBOR +2.00%) <±	3.06	3-22-2024	224,659	211,613
				401,140
Machinery: 0.23%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	4.02	7-30-2027	118,211	113,705
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.01	7-24-2024	177,674	168,791
				282,496
Information technology: 0.12%
Software: 0.12%
Nexus Buyer LLC (1 Month LIBOR +6.25%) ±	7.09	10-29-2029	155,000	150,091
Total Loans (Cost $3,386,145)				3,210,386

See accompanying notes to portfolio of investments

10  |  Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Expiration date	Shares	Value
Rights: 0.00%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA Series A Contingent Value Rights ♦†	12-5-2025	460	$ 0
Intelsat Jackson Holdings SA Series B Contingent Value Rights ♦†	12-5-2025	460	0
Total Rights (Cost $0)			0

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 3.21%
Communication services: 0.26%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA ♦†	5.50%	8-1-2023	$ 470,000	0
Wireless telecommunication services: 0.26%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	100,000	95,917
Telesat Canada 144A	5.63	12-6-2026	70,000	49,941
VMED O2 UK Financing I plc 144A	4.75	7-15-2031	200,000	181,000
				326,858
Energy: 0.44%
Oil, gas & consumable fuels: 0.44%
Baytex Energy Corporation 144A	8.75	4-1-2027	275,000	288,750
Griffin Coal Mining Company Limited 144A♦†	9.50	12-1-2016	61,339	0
Northriver Midstream Finance LP 144A	5.63	2-15-2026	270,000	256,838
				545,588
Financials: 0.12%
Diversified financial services: 0.12%
Castlelake Aviation Finance 144A	5.00	4-15-2027	170,000	146,458
Health care: 0.81%
Biotechnology: 0.20%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	265,000	242,144
Pharmaceuticals: 0.61%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	70,000	60,135
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	410,000	239,850
Bausch Health Companies Incorporated 144A	6.13	2-1-2027	55,000	50,177
Teva Pharmaceutical Finance Netherlands III BV	4.75	5-9-2027	35,000	32,443
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	370,000	373,700
				756,305
Industrials: 1.25%
Aerospace & defense: 0.18%
Bombardier Incorporated 144A	7.88	4-15-2027	240,000	218,925
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  11

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines: 0.42%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50%	7-15-2026	$ 340,000	$ 365,500
VistaJet 144A	6.38	2-1-2030	180,000	153,000
				518,500
Electrical equipment: 0.33%
Sensata Technologies BV 144A	4.00	4-15-2029	270,000	257,175
Sensata Technologies BV 144A	5.00	10-1-2025	45,000	45,383
Sensata Technologies BV 144A	5.63	11-1-2024	100,000	101,682
				404,240
Trading companies & distributors: 0.32%
Fly Leasing Limited 144A	7.00	10-15-2024	485,000	400,775
Materials: 0.33%
Containers & packaging: 0.22%
Ardagh Packaging Finance plc 144A	4.13	8-15-2026	100,000	92,999
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	25,000	24,896
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	180,000	150,300
				268,195
Metals & mining: 0.11%
Constellium SE 144A	5.88	2-15-2026	140,000	138,501
Total Yankee corporate bonds and notes (Cost $4,517,691)				3,966,489

		Yield	Shares
Short-term investments: 2.84%
Investment companies: 2.84%
Allspring Government Money Market Fund Select Class ♠∞##		0.65	3,519,618	3,519,618
Total Short-term investments (Cost $3,519,618)				3,519,618
Total investments in securities (Cost $133,382,767)	124.07%			153,500,757
Other assets and liabilities, net	(24.07)			(29,776,756)
Total net assets	100.00%			$123,724,001

‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
##	All or a portion of this security is segregated for unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

12  |  Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,085,704	$20,314,718	$(19,880,804)	$0	$0	$3,519,618	3,519,618	$2,253
See accompanying notes to portfolio of investments

Allspring Utilities and High Income Fund  |  13

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of May 31, 2022, the Fund had unfunded loan commitments of $376,862.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

14  |  Allspring Utilities and High Income Fund

Notes to portfolio of investments—May 31, 2022 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$0	$0	$115,316	$115,316
Energy	269,149	0	0	269,149
Financials	209,307	0	0	209,307
Utilities	105,066,931	0	0	105,066,931
Corporate bonds and notes	0	37,143,561	0	37,143,561
Loans	0	2,722,147	488,239	3,210,386
Yankee corporate bonds and notes	0	3,966,489	0	3,966,489
Short-term investments
Investment companies	3,519,618	0	0	3,519,618
Total assets	$109,065,005	$43,832,197	$603,555	$153,500,757
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended May 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Utilities and High Income Fund  |  15